SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Shares Capital

	December 31, 2014		December 31, 2015
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	30,501,352	250,000,000	33,289,839

Schedule of Conversion Ratio

Conversion Ratio

Series A preferred Shares	1.094
Series A1 preferred Shares	1.485
Series B preferred Shares	1
Series B1 preferred Shares(*)	1
Series B2 preferred Shares	1
Series B3 preferred Shares	1

(*)	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.

Schedule of Share Based Compensation Expense

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$39	$137	$499
Research and development	73	172	1,507
Sales and marketing	126	347	2,214
General and administrative	165	917	2,829

Total share-based compensation expense	$403	$1,573	$7,049

Schedule of Stock Option Activity

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2014	4,564,764	$2.57	5.96	$169,410

Granted	702,566	$55.73
Exercised	(1,855,773)	$0.98
Forfeited	(52,682)	$21.82

Balance as of December 31, 2015	3,358,875	$14.27	6.54	$111,093

Exercisable as of December 31, 2015	2,156,965	$3.12	5.28	$91,108

Vested and expected to vest as of December 31, 2015	3,324,648	$14.05	6.52	$110,492

Schedule of Fair Value Assumptions
	Year ended December 31,
	2013	2014	2015

Expected volatility	45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	6.11	5.81-6.11	5.78-6.12
Risk free rate	1.15%-2.64%	1.55%-2.02%	1.37%-1.68%

Schedule of Options Data

	Year ended December 31,
	2013	2014	2015

Weighted-average grant date fair value of options granted	$2.03	$6.95	$24.56
Total intrinsic value of the options exercised	$1,858	$9,943	$110,191
Total fair value of options vested	$340	$925	$2,054

Schedule of Outstanding and Exercisable Options

Exercise price	Options outstanding as of December 31, 2015	Weighted average remaining contractual term	Options exercisable as of December 31, 2015	Weighted average remaining contractual term
		(years)		(years)
$0.20	108,555	5.53	108,555	5.53
$0.41	683,146	2.12	683,146	2.12
$1.06	179,776	5.55	179,776	5.55
$1.46	782,832	6.39	714,733	6.39
$1.78	161,818	7.04	94,017	7.06
$2.21	70,890	7.42	33,577	7.42
$6.47	323,916	7.97	154,076	7.97
$8.84	50,000	8.09	37,500	8.09
$9.93	59,063	8.32	22,077	8.32
$14.00	224,000	8.70	93,338	8.70
$42.33	22,100	9.95	-	-
$44.37	26,913	8.88	9,680	8.88
$47.40	186,400	9.70	-	-
$49.42	12,331	9.80	-	-
$55.30	28,022	9.70	-	-
$58.55	229,255	9.53	-	-
$58.86	22,000	9.14	3,000	9.14
$59.14	45,188	9.62	-	-
$63.37	125,270	9.45	23,490	9.45
$64.93	17,400	9.33	-	-

	3,358,875	6.54	2,156,965	5.28

Schedule of RSU Activity

	Amount of RSU's	Weighted average grant date fair value

Unvested as of December 31, 2014	27,960	$44.37

Granted	399,006	$54.14
Vested	(18,426)	$56.14
Forfeited	(11,630)	$51.65

Unvested as of December 31, 2015	396,910	$53.44